Particulars of Employees (including Directors) (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2022 GBP (£) employee	Jun. 30, 2021 GBP (£) employee	Jun. 30, 2020 GBP (£) employee
Average number of staff employed by the group during the year (including directors):
Number of operational staff | employee	9,492	6,943	5,633
Number of administrative staff | employee	927	744	601
Number of management staff | employee	7	8	8
Total | employee	10,426	7,695	6,242
Aggregate payroll costs of the above were:
Wages and salaries	£ 363,879	£ 252,553	£ 222,918
Social security contribution	23,970	15,810	12,289
Pension contributions - defined contribution plan	9,353	4,944	3,999
Share-based compensation	35,005	24,427	15,663
Total	£ 432,207	£ 297,734	£ 254,869